                                                 THE FIXED AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                            AND

                                            METLIFE INVESTORS INSURANCE COMPANY

    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/ or any of these investment portfolios (except as noted).

       CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I):
   Invesco V.I. International Growth Fund (formerly AIM V.I. International
     Growth Fund)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   Equity-Income Portfolio
   Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Clarion Global Real Estate Portfolio
   Lazard Mid Cap Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
     (formerly Legg Mason Partners Aggressive Growth Portfolio)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth Portfolio)
   Oppenheimer Capital Appreciation Portfolio (Class A and Class B)
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED)):
   Artio International Stock Portfolio
   BlackRock Bond Income Portfolio (Class A and Class B)
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio
   Jennison Growth Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio (Class B)
   Oppenheimer Global Equity Portfolio (Class B)
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or complete and mail the enclosed form.

The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2010

                 TABLE OF CONTENTS                        PAGE

                 INDEX OF SPECIAL TERMS..................    2

                 SUMMARY.................................    3

                 FEE TABLES AND EXAMPLES.................    5

                 1. THE ANNUITY CONTRACT.................    9
                    Market Timing........................    9

                 2. ANNUITY PAYMENTS (THE INCOME PHASE)..    9
                    Annuity Date.........................    9
                    Annuity Payments.....................    9
                    Annuity Options......................   10

                 3. PURCHASE.............................   12
                    Purchase Payments....................   12
                    Allocation of Purchase Payments......   12
                    Accumulation Units...................   12
                    Account Value........................   13

                 4. INVESTMENT OPTIONS...................   13
                    Transfers............................   15
                    Market Timing........................   16
                    Dollar Cost Averaging Program........   17
                    Automatic Rebalancing Program........   18
                    Voting Rights........................   18
                    Substitution.........................   18

                 5. EXPENSES.............................   18
                    Insurance Charges....................   18
                    Contract Maintenance Charge..........   19
                    Withdrawal Charge....................   19
                    Reduction or Elimination of the
                     Withdrawal Charge...................   19
                    Premium Taxes and Other Taxes........   20
                    Transfer Fee.........................   20
                    Investment Portfolio Expenses........   20

                 6. ACCESS TO YOUR MONEY.................   20
                    Systematic Withdrawal Program........   21
                    Suspension of Payments or Transfers..   21

                 7. PERFORMANCE..........................   21

                 8. DEATH BENEFIT........................   22
                    Upon Your Death......................   22
                    Death of Annuitant...................   25
                    Controlled Payout....................   25

                 9. FEDERAL INCOME TAX STATUS............   25
                    Taxation of Non-Qualified Contracts..   26

                   Taxation of Qualified Contracts......... 27
                   Tax Credits and Deductions.............. 29
                   Possible Tax Law Changes................ 30

                10. OTHER INFORMATION...................... 30
                   MetLife Investors....................... 30
                   The Separate Account.................... 30
                   Distributor............................. 31
                   Selling Firms........................... 31
                   Compensation Paid to All Selling Firms.. 31
                   Ownership............................... 31
                   Beneficiary............................. 32
                   Assignment.............................. 32
                   Financial Statements.................... 32

                TABLE OF CONTENTS OF THE STATEMENT OF
                ADDITIONAL INFORMATION..................... 32

               APPENDIX A
               CONDENSED FINANCIAL INFORMATION.............. A-1

               APPENDIX B
               PARTICIPATING INVESTMENT PORTFOLIOS.......... B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                 PAGE
                         Accumulation Phase.......  9
                         Accumulation Unit........ 12
                         Annuitant................  9
                         Annuity Date.............  9
                         Annuity Options.......... 10
                         Annuity Payments.........  9
                         Annuity Unit............. 12
                         Beneficiary.............. 32
                         Fixed Account............  9
                         Income Phase.............  9
                         Investment Portfolios.... 13
                         Joint Owner.............. 32
                         Non-Qualified............ 26
                         Owner.................... 31
                         Purchase Payment......... 12
                         Qualified................ 25
                         Tax Deferral.............  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife

   Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

.. There are also investment charges which range from 0.34% to 1.17% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE
WITHDRAWAL CHARGE (Note 1)  5%
   (as a percentage of
   purchase payments)
TRANSFER FEE (Note 2)       $0 (First 12 per year)
                            Thereafter $25 or 2% of transfer, whichever is less

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

   PERIODIC FEES AND EXPENSES TABLE
   CONTRACT MAINTENANCE CHARGE (Note 1)                                  $30
   SEPARATE ACCOUNT ANNUAL EXPENSES
   (referred to as Separate Account Product Charges)
   (as a percentage of average account value in the Separate Account)
   Mortality and Expense Charge*                                       1.25%
   Administration Expense Charge                                       0.15%
                                                                       -----
   Total Separate Account Product Charges                              1.40%

--------------------------------------------------------------------------------

* For Premier Advisor, Destiny Select and Prevail contracts we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class A).

Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

Total Annual Investment                                                                            Minimum Maximum
Portfolio Operating                                                                                 0.34%   1.17%
Expenses (expenses that are deducted from investment portfolio assets, including management fees,
12b-1/service fees, and other expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Net
                                                                            Acquired    Total   Contractual   Total
                                                                              Fund     Annual     Expense     Annual
                                          Management 12b-1/Service  Other   Fees and  Portfolio   Subsidy   Portfolio
                                             Fees        Fees      Expenses Expenses* Expenses  or Deferral Expenses**
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I)
-------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. International Growth
   Fund                                      0.71%         --        0.33%    0.02%     1.06%      0.00%       1.06%
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (INITIAL CLASS)
-------------------------------------------------------------------------------------------------------------------------
 Equity-Income Portfolio                     0.46%         --        0.12%      --      0.58%        --        0.58%
-------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio              0.56%         --        0.16%      --      0.72%        --        0.72%
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 1)
-------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund           0.64%         --        0.15%    0.02%     0.81%      0.01%       0.80%/(1)/
-------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund            0.75%         --        0.04%      --      0.79%        --        0.79%
-------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A
(OR CLASS B AS NOTED))
-------------------------------------------------------------------------------------------------------------------------
 Clarion Global Real Estate Portfolio        0.64%         --        0.09%      --      0.73%        --        0.73%
-------------------------------------------------------------------------------------------------------------------------
 Lazard Mid Cap Portfolio                    0.70%         --        0.04%      --      0.74%        --       0.74%//
-------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Aggressive
   Growth Portfolio                          0.64%         --        0.03%      --      0.67%        --        0.67%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio        0.51%         --        0.04%      --      0.55%        --        0.55%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio                                 0.53%         --        0.03%      --      0.56%        --        0.56%
-------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid Cap Value Portfolio         0.68%         --        0.08%      --      0.76%        --        0.76%
-------------------------------------------------------------------------------------------------------------------------
 MFS(R) Emerging Markets Equity
   Portfolio                                 0.99%         --        0.18%      --      1.17%        --       1.17%
-------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio     0.71%         --        0.10%      --      0.81%        --        0.81%
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                                 0.70%         --        0.20%      --      0.90%        --        0.90%
-------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio                                 0.60%         --        0.07%      --      0.67%        --        0.67%
-------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (Class B)                       0.60%       0.25%       0.07%      --      0.92%        --        0.92%
-------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                0.48%         --        0.04%      --      0.52%        --        0.52%
-------------------------------------------------------------------------------------------------------------------------
 Pioneer Fund Portfolio                      0.66%         --        0.08%      --      0.74%        --        0.74%
-------------------------------------------------------------------------------------------------------------------------
 Van Kampen Comstock Portfolio
   (Class B)                                 0.61%       0.25%       0.03%      --      0.89%        --        0.89%
-------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))
-------------------------------------------------------------------------------------------------------------------------
 Artio International Stock Portfolio         0.83%         --        0.13%    0.03%     0.99%      0.03%       0.96%/(2)/
-------------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio             0.38%         --        0.05%      --      0.43%      0.03%       0.40%/(3)/
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                        Acquired    Total   Contractual   Total
                                                                          Fund     Annual     Expense     Annual
                                      Management 12b-1/Service  Other   Fees and  Portfolio   Subsidy   Portfolio
                                         Fees        Fees      Expenses Expenses* Expenses  or Deferral Expenses**
---------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio
   (Class B)                             0.38%       0.25%       0.05%     --       0.68%      0.03%       0.65%/(3)/
---------------------------------------------------------------------------------------------------------------------
 BlackRock Money Market Portfolio        0.32%         --        0.02%     --       0.34%      0.01%       0.33%/(4)/
---------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio           0.71%         --        0.03%     --       0.74%      0.05%       0.69%/(5)/
---------------------------------------------------------------------------------------------------------------------
 Jennison Growth Portfolio               0.62%         --        0.04%     --       0.66%      0.04%       0.62%/(6)/
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio           0.54%         --        0.06%     --       0.60%        --        0.60%
---------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio (Class B)        0.71%       0.25%       0.03%     --       0.99%      0.08%       0.91%/(7)/
---------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity Portfolio
   (Class B)                             0.53%       0.25%       0.11%     --       0.89%        --        0.89%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                             0.60%         --        0.07%     --       0.67%        --        0.67%
---------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                             0.51%         --        0.11%     --       0.62%        --        0.62%
---------------------------------------------------------------------------------------------------------------------
 Western Asset Management Strategic
   Bond Opportunities Portfolio          0.62%         --        0.07%     --       0.69%      0.04%       0.65%/(8)/
---------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
---------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund            0.48%       0.25%       0.16%     --       0.89%        --        0.89%/(9)/
---------------------------------------------------------------------------------------------------------------------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

(1) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund (the "Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect 0.03% paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds.

(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30,2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

(9) Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam Funds.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$766                    (a)$1,265                   (a)$1,840                   (a)$2,945
         (b)$682                    (b)$1,014                   (b)$1,421                   (b)$2,103

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$266                     (a)$815                    (a)$1,390                   (a)$2,945
         (b)$182                     (b)$564                     (b)$971                    (b)$2,103

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information - Ownership."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s) or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment return used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.

Where required by state law, the annuitant's sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See "Variable Annuity Payments"). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

.. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see "Transfers During the Income Phase" for details.

.. The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

.. The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.

FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in the Company's role as an intermediary, with respect to the investment portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolios Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolios Expenses" and "Other Information" - "Distributor") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to investment portfolios advised by our affiliates than those that are not, we may be more inclined to offer investment portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio/Eligible Fund has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors

Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio (Class A and Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Artio International Stock Portfolio
 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 Jennison Growth Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

 Putnam VT Equity Income Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can

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

transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING

Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios i.e., Invesco V.I. International Growth Fund, Artio International Stock Portfolio, Clarion Global Real Estate Portfolio, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Oppenheimer Global Equity Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.

In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next
  2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:

..  the mortality and expense risk premium, and

..  the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

The withdrawal charge may apply to a full or partial withdrawal of your contract payment options pursuant to a request to divide the assets of the contract due to a divorce.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

..  an emergency exists, as determined by the Securities and Exchange
   Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

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

Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract

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

immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The GACV as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

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CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.
Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED CONTRACT." The tax rules applicable to Qualified Contracts vary

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

according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED CONTRACT."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2010, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2010 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Income tax regulations issued in July 2007 require fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account),
(b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and(c) restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Under IRS regulations adopted in 2007 affecting 403(b) plans and arrangements, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that the contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees, and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and

Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

Any amount of the death benefit that exceeds the account value is paid from our general account. Death benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors and our long-term ability to make such payments. For other annuity contracts and life insurance policies that MetLife Investors issues, all amounts owed under the contracts and policies may be paid from the general account. MetLife Investors is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that MetLife Investors will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors, the financial statements of the Separate Account, and the consolidated financial statements of General American Life have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Independent Registered Public Accounting Firm
   Custodian
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

                                      .

If you would like the Statement of Additional Information dated May 1, 2010, for the annuity contract issued by MetLife Investors, at no charge, please print and fill in all information and mail to:

                  MetLife Investors Insurance Company
                  Attn: Variable Products
                  5 Park Plaza, Suite 1900
                  Irvine, CA 92614

________________________________________________________________________________
Name

________________________________________________________________________________
Address

________________________________________________________________________________
City                                         State              Zip Code

             Book-623 (5/10)                           SAI-COVA10

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
         01/01/1998    to    12/31/1998     10.00     11.77      183,488
         01/01/1999    to    12/31/1999     11.77     16.79      901,235
         01/01/2000    to    12/31/2000     16.79     14.75    3,126,329
         01/01/2001    to    12/31/2001     14.75     11.18    3,737,754
         01/01/2002    to    12/31/2002     11.18      8.34    3,126,907
         01/01/2003    to    12/31/2003      8.34     10.65    2,649,823
         01/01/2004    to    12/31/2004     10.65     11.20    2,158,509
         01/01/2005    to    12/31/2005     11.20     12.02    1,652,443
         01/01/2006    to    12/31/2006     12.02     12.60      954,755
         01/01/2007    to    04/27/2007     12.60     13.45            0
      --------------------------------------------------------------------
      AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
         01/01/2000    to    12/31/2000     17.42     12.64      604,303
         01/01/2001    to    12/31/2001     12.64      9.55      664,626
         01/01/2002    to    12/31/2002      9.55      7.94      568,165
         01/01/2003    to    12/31/2003      7.94     10.11      476,838
         01/01/2004    to    12/31/2004     10.11     12.36      396,902
         01/01/2005    to    12/31/2005     12.36     14.38      361,297
         01/01/2006    to    12/31/2006     14.38     18.18      272,122
         01/01/2007    to    12/31/2007     18.18     20.56      243,216
         01/01/2008    to    12/31/2008     20.56     12.09      177,979
         01/01/2009    to    12/31/2009     12.09     16.12      154,412
      --------------------------------------------------------------------
      AIM V.I. - PREMIER EQUITY FUND - SERIES I
         01/01/1998    to    12/31/1998     10.00     13.06      521,890
         01/01/1999    to    12/31/1999     13.06     16.73    2,544,761
         01/01/2000    to    12/31/2000     16.73     14.08    5,573,084
         01/01/2001    to    12/31/2001     14.08     12.15    6,321,722
         01/01/2002    to    12/31/2002     12.15      8.36    5,277,324
         01/01/2003    to    12/31/2003      8.36     10.31    4,466,131
         01/01/2004    to    04/30/2004     10.31     10.12    4,181,195
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            AUV AT    AUV AT   ACCUM. UNITS
                                           BEGINNING    END       END OF
                                           OF PERIOD OF PERIOD    PERIOD
      ---------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
      (NOW MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH)
         01/01/1998    to    12/31/1998      10.00     14.60      667,854
         01/01/1999    to    12/31/1999      14.60     19.04    2,065,459
         01/01/2000    to    12/31/2000      19.04     15.67    3,937,242
         01/01/2001    to    12/31/2001      15.67     12.79    4,644,437
         01/01/2002    to    12/31/2002      12.79      8.75    3,763,649
         01/01/2003    to    12/31/2003       8.75     10.67    3,417,300
         01/01/2004    to    04/30/2004      10.67     10.56    3,293,839
      ---------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
      (NOW MIST CLARION GLOBAL REAL ESTATE)
         01/01/1998    to    12/31/1998      10.00      7.99      191,411
         01/01/1999    to    12/31/1999       7.99      7.47      475,475
         01/01/2000    to    12/31/2000       7.47      9.34      941,017
         01/01/2001    to    12/31/2001       9.34     10.20    1,096,694
         01/01/2002    to    12/31/2002      10.20     10.32    1,012,013
         01/01/2003    to    12/31/2003      10.32     14.18      936,692
         01/01/2004    to    12/31/2004      14.18     18.96      762,560
         01/01/2005    to    04/29/2005      18.96     18.21      693,766
      ---------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN HIGH RETURN EQUITY VIP - CLASS A
         05/15/1998    to    12/31/1998      10.00     10.49        9,223
         01/01/1999    to    12/31/1999      10.49      9.19       18,808
         01/01/2000    to    12/31/2000       9.19     11.83       11,685
         01/01/2001    to    12/31/2001      11.83     11.86       11,398
         01/01/2002    to    12/31/2002      11.86      9.58       26,662
         01/01/2003    to    12/31/2003       9.58     12.47       18,967
         01/01/2004    to    04/30/2004      12.47     12.44       18,839
      ---------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE VIP - CLASS A
      (NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
         01/01/1998    to    12/31/1998      10.00      8.75      245,092
         01/01/1999    to    12/31/1999       8.75      8.87      496,083
         01/01/2000    to    12/31/2000       8.87      9.10      518,884
         01/01/2001    to    12/31/2001       9.10     10.58      524,101
         01/01/2002    to    12/31/2002      10.58      9.25      495,020
         01/01/2003    to    12/31/2003       9.25     12.95      407,422
         01/01/2004    to    12/31/2004      12.95     16.10      245,905
         01/01/2005    to    04/29/2005      16.10     15.12      225,068
      ---------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             AUV AT      AUV AT     ACCUM. UNITS
                                            BEGINNING      END         END OF
                                            OF PERIOD   OF PERIOD      PERIOD
      ----------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY SECURITIES VIP - CLASS A
         01/01/2000    to    12/31/2000       10.48       11.47       201,531
         01/01/2001    to    12/31/2001       11.47       12.24       227,714
         01/01/2002    to    12/31/2002       12.24       13.04       260,901
         01/01/2003    to    12/31/2003       13.04       13.15       190,394
         01/01/2004    to    12/31/2004       13.15       13.46       135,211
         01/01/2005    to    12/31/2005       13.46       13.61       104,232
         01/01/2006    to    12/31/2006       13.61       13.98        44,325
         01/01/2007    to    12/31/2007       13.98       14.61        38,012
         01/01/2008    to    12/31/2008       14.61       15.11        28,244
         01/01/2009    to    12/31/2009       15.11       16.11        26,761
      ----------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP - CLASS A
         01/01/1998    to    12/31/1998       10.00       11.68        76,492
         01/01/1999    to    12/31/1999       11.68       15.49       113,560
         01/01/2000    to    12/31/2000       15.49       13.64       249,067
         01/01/2001    to    12/31/2001       13.64        9.58       262,419
         01/01/2002    to    12/31/2002        9.58        6.29       236,462
         01/01/2003    to    12/31/2003        6.29        8.24       245,672
         01/01/2004    to    12/31/2004        8.24        9.02       202,226
         01/01/2005    to    12/31/2005        9.02        9.53       158,987
         01/01/2006    to    12/31/2006        9.53        9.89       124,814
         01/01/2007    to    04/27/2007        9.89       10.59             0
      ----------------------------------------------------------------------------
      FIDELITY VIP CONTRAFUND
         02/17/1998    to    12/31/1998       10.00       12.36        32,354
         01/01/1999    to    12/31/1999       12.36       15.14       119,923
         01/01/2000    to    12/31/2000       15.14       13.93       279,709
         01/01/2001    to    12/31/2001       13.93       12.06       295,900
         01/01/2002    to    12/31/2002       12.06       10.78       266,313
         01/01/2003    to    12/31/2003       10.78       13.65       252,860
         01/01/2004    to    12/31/2004       13.65       15.55       208,701
         01/01/2005    to    04/29/2005       15.55       15.03       220,480
      ----------------------------------------------------------------------------
      FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
         01/01/2000    to    12/31/2000       11.14       11.91       166,995
         01/01/2001    to    12/31/2001       11.91       11.16       207,842
         01/01/2002    to    12/31/2002       11.16        9.14       182,656
         01/01/2003    to    12/31/2003        9.14       11.75       162,472
         01/01/2004    to    12/31/2004       11.75       12.92       135,230
         01/01/2005    to    12/31/2005       12.92       13.49       112,188
         01/01/2006    to    12/31/2006       13.49       15.99        73,969
         01/01/2007    to    12/31/2007       15.99       16.01        60,486
         01/01/2008    to    12/31/2008       16.01        9.05        52,152
         01/01/2009    to    12/31/2009        9.05       11.62        45,312
      ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH - INITIAL CLASS
         01/01/2000    to    12/31/2000     17.72     15.56     232,002
         01/01/2001    to    12/31/2001     15.56     12.63     295,355
         01/01/2002    to    12/31/2002     12.63      8.71     252,608
         01/01/2003    to    12/31/2003      8.71     11.40     216,529
         01/01/2004    to    12/31/2004     11.40     11.63     188,866
         01/01/2005    to    12/31/2005     11.63     12.13     132,056
         01/01/2006    to    12/31/2006     12.13     12.78           0
         01/01/2007    to    12/31/2007     12.78     16.00           0
         01/01/2008    to    12/31/2008     16.00      8.33           0
         01/01/2009    to    12/31/2009      8.33     10.54           0
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH & INCOME - INITIAL CLASS
         02/17/1998    to    12/31/1998     10.00     12.20      69,833
         01/01/1999    to    12/31/1999     12.20     13.14     188,911
         01/01/2000    to    12/31/2000     13.14     12.49     262,946
         01/01/2001    to    12/31/2001     12.49     11.23     237,682
         01/01/2002    to    12/31/2002     11.23      9.24     215,072
         01/01/2003    to    12/31/2003      9.24     11.27     195,123
         01/01/2004    to    12/31/2004     11.27     11.76     164,353
         01/01/2005    to    12/31/2005     11.76     12.48     103,638
         01/01/2006    to    04/30/2006     12.48     13.15      97,584
      --------------------------------------------------------------------
      FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS
         01/01/2000    to    12/31/2000     12.07      9.87      97,533
         01/01/2001    to    12/31/2001      9.87      8.33      96,742
         01/01/2002    to    12/31/2002      8.33      6.42      74,740
         01/01/2003    to    12/31/2003      6.42      8.22      65,087
         01/01/2004    to    12/31/2004      8.22      8.69      52,541
         01/01/2005    to    12/31/2005      8.69      9.33      37,228
         01/01/2006    to    12/31/2006      9.33      9.71      23,148
         01/01/2007    to    12/31/2007      9.71     11.79      16,783
         01/01/2008    to    12/31/2008     11.79      5.23      20,661
         01/01/2009    to    12/31/2009      5.23      7.52      18,015
      --------------------------------------------------------------------
      FIRSTAR BALANCED
         06/30/1997    to    12/31/1997     10.00     10.53      38,079
         01/01/1998    to    12/31/1998     10.53     11.77     286,511
         01/01/1999    to    12/31/1999     11.77     12.43     678,937
         01/01/2000    to    12/31/2000     12.43     12.47     665,772
         01/01/2001    to    12/14/2001     12.47     11.47     676,088
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FIRSTAR EQUITY INCOME
         06/30/1997    to    12/31/1997     10.00     11.19       49,725
         01/01/1998    to    12/31/1998     11.19     12.07      286,953
         01/01/1999    to    12/31/1999     12.07     12.20      467,721
         01/01/2000    to    12/31/2000     12.20     13.80      435,002
         01/01/2001    to    12/14/2001     13.80     12.72      403,104
      --------------------------------------------------------------------
      FIRSTAR GROWTH & INCOME EQUITY
         06/30/1997    to    12/31/1997     10.00     10.76      121,673
         01/01/1998    to    12/31/1998     10.76     12.19      641,789
         01/01/1999    to    12/31/1999     12.19     13.97    1,072,066
         01/01/2000    to    12/31/2000     13.97     13.00    1,054,184
         01/01/2001    to    12/14/2001     13.00     10.02    1,047,473
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
      (NOW MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A)
         01/01/1999    to    12/31/1999      7.55     11.46      304,489
         01/01/2000    to    12/31/2000     11.46      7.71      697,304
         01/01/2001    to    12/31/2001      7.71      6.99      976,427
         01/01/2002    to    12/31/2002      6.99      6.89      843,855
         01/01/2003    to    12/31/2003      6.89     10.45      768,313
         01/01/2004    to    12/31/2004     10.45     12.86      663,058
         01/01/2005    to    12/31/2005     12.86     16.21      554,323
         01/01/2006    to    12/31/2006     16.21     20.53      395,792
         01/01/2007    to    12/31/2007     20.53     26.13      308,204
         01/01/2008    to    04/25/2008     26.13     23.81            0
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
         01/01/2000    to    12/31/2000     11.15     10.75    1,393,831
         01/01/2001    to    12/31/2001     10.75      8.93    1,553,542
         01/01/2002    to    12/31/2002      8.93      7.19    1,451,378
         01/01/2003    to    12/31/2003      7.19      9.39    1,450,366
         01/01/2004    to    12/31/2004      9.39     11.01    1,355,505
         01/01/2005    to    12/31/2005     11.01     12.00    1,211,193
         01/01/2006    to    12/31/2006     12.00     14.40      992,053
         01/01/2007    to    12/31/2007     14.40     16.44      816,174
         01/01/2008    to    12/31/2008     16.44      9.69      674,497
         01/01/2009    to    12/31/2009      9.69     13.12      595,609
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON GLOBAL INCOME SECURITIES - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999     10.00      9.68       33,720
         01/01/2000    to    12/31/2000      9.68     10.05       84,168
         01/01/2001    to    12/31/2001     10.05     10.17       92,996
         01/01/2002    to    12/31/2002     10.17     12.17       90,150
         01/01/2003    to    12/31/2003     12.17     14.73       85,639
         01/01/2004    to    04/30/2004     14.73     14.35       75,494
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON GROWTH SECURITIES - CLASS 1
         01/01/2000    to    12/31/2000     12.56     13.30      204,140
         01/01/2001    to    12/31/2001     13.30     12.99      249,434
         01/01/2002    to    12/31/2002     12.99     10.46      224,785
         01/01/2003    to    12/31/2003     10.46     13.68      200,039
         01/01/2004    to    12/31/2004     13.68     15.68      191,081
         01/01/2005    to    12/31/2005     15.68     16.86      139,670
         01/01/2006    to    12/31/2006     16.86     20.32      103,941
         01/01/2007    to    12/31/2007     20.32     20.55       84,549
         01/01/2008    to    12/31/2008     20.55     11.73       60,844
         01/01/2009    to    12/31/2009     11.73     15.19       49,668
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON LARGE CAP GROWTH - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999     10.00     14.67       69,488
         01/01/2000    to    12/31/2000     14.67     15.23       95,144
         01/01/2001    to    12/31/2001     15.23     13.32      505,404
         01/01/2002    to    12/31/2002     13.32     10.12      445,943
         01/01/2003    to    12/31/2003     10.12     12.69      389,275
         01/01/2004    to    04/30/2004     12.69     12.73      356,284
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
         05/01/1998    to    12/31/1998     10.00      9.63      106,035
         01/01/1999    to    12/31/1999      9.63     10.41      247,806
         01/01/2000    to    12/31/2000     10.41     11.58      709,561
         01/01/2001    to    12/31/2001     11.58     12.25    1,022,355
         01/01/2002    to    12/31/2002     12.25     10.69      874,411
         01/01/2003    to    12/31/2003     10.69     13.22      810,909
         01/01/2004    to    04/30/2004     13.22     13.44      799,072
      --------------------------------------------------------------------
      FRANKLIN TEMPLETON SMALL CAP - CLASS 1
      (NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
         03/01/1999    to    12/31/1999     10.00     17.68       55,398
         01/01/2000    to    12/31/2000     17.68     14.58      338,504
         01/01/2001    to    12/31/2001     14.58     12.22      405,503
         01/01/2002    to    12/31/2002     12.22      8.61      426,059
         01/01/2003    to    12/31/2003      8.61     11.69      420,674
         01/01/2004    to    04/30/2004     11.69     11.92      403,327
      --------------------------------------------------------------------
      GACC MONEY MARKET (NOW MSF BLACKROCK MONEY MARKET)
         06/03/1996    to    12/31/1996     10.00     10.23       34,964
         01/01/1997    to    12/31/1997     10.23     10.67      311,051
         01/01/1998    to    12/31/1998     10.67     11.11    1,473,737
         01/01/1999    to    12/31/1999     11.11     11.53    3,709,173
         01/01/2000    to    12/31/2000     11.53     12.10    2,265,284
         01/01/2001    to    12/31/2001     12.10     12.41    2,923,506
         01/01/2002    to    12/31/2002     12.41     12.44    2,887,332
         01/01/2003    to    04/25/2003     12.44     12.43    2,879,801
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MFS BOND SERIES - INITIAL CLASS
      (NOW MIST PIMCO TOTAL RETURN)
         05/15/1998    to    12/31/1998     10.00     10.49       16,538
         01/01/1999    to    12/31/1999     10.49     10.18       21,525
         01/01/2000    to    12/31/2000     10.18     10.97      148,025
         01/01/2001    to    12/31/2001     10.97     11.76      147,949
         01/01/2002    to    12/31/2002     11.76     12.63      100,188
         01/01/2003    to    12/31/2003     12.63     13.62       74,664
         01/01/2004    to    04/30/2004     13.62     13.59       65,273
      --------------------------------------------------------------------
      MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
      (NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
         01/01/1998    to    12/31/1998     10.00     13.23      539,659
         01/01/1999    to    12/31/1999     13.23     23.06    1,237,361
         01/01/2000    to    12/31/2000     23.06     18.28    1,710,417
         01/01/2001    to    12/31/2001     18.28     11.99    1,651,486
         01/01/2002    to    12/31/2002     11.99      7.83    1,337,953
         01/01/2003    to    12/31/2003      7.83     10.06    1,168,700
         01/01/2004    to    04/30/2004     10.06     10.27    1,091,223
      --------------------------------------------------------------------
      MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998     10.00      9.85      219,209
         01/01/1999    to    12/31/1999      9.85     10.33      437,876
         01/01/2000    to    12/31/2000     10.33      9.51      546,225
         01/01/2001    to    12/31/2001      9.51      9.57      780,005
         01/01/2002    to    12/31/2002      9.57      9.68      853,177
         01/01/2003    to    12/31/2003      9.68     11.26      863,525
         01/01/2004    to    12/31/2004     11.26     12.12      676,432
         01/01/2005    to    04/29/2005     12.12     11.74      634,726
      --------------------------------------------------------------------
      MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998     10.00     12.07      581,434
         01/01/1999    to    12/31/1999     12.07     12.70    1,373,014
         01/01/2000    to    12/31/2000     12.70     12.50    2,041,279
         01/01/2001    to    12/31/2001     12.50     10.36    2,514,762
         01/01/2002    to    12/31/2002     10.36      8.07    2,271,135
         01/01/2003    to    12/31/2003      8.07      9.73    2,198,563
         01/01/2004    to    12/31/2004      9.73     10.68    1,775,231
         01/01/2005    to    04/29/2005     10.68     10.22    1,656,416
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
MFS/VIT RESEARCH SERIES - INITIAL CLASS
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                 10.00     12.17       464,786
   01/01/1999    to    12/31/1999                 12.17     14.89     1,098,586
   01/01/2000    to    12/31/2000                 14.89     13.97     1,487,387
   01/01/2001    to    12/31/2001                 13.97     10.85     1,538,541
   01/01/2002    to    12/31/2002                 10.85      8.07     1,234,964
   01/01/2003    to    12/31/2003                  8.07      9.93     1,049,818
   01/01/2004    to    04/30/2004                  9.93     10.12     1,008,156
--------------------------------------------------------------------------------
MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
(NOW MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES)
   01/01/1998    to    12/31/1998                 10.00     10.67         2,082
   01/01/1999    to    12/31/1999                 10.67     10.26         7,473
   01/01/2000    to    12/31/2000                 10.26     10.61        14,766
   01/01/2001    to    12/31/2001                 10.61     10.96        20,273
   01/01/2002    to    12/31/2002                 10.96     11.72       141,790
   01/01/2003    to    12/31/2003                 11.72     12.75       136,455
   01/01/2004    to    04/30/2004                 12.75     12.73       126,381
--------------------------------------------------------------------------------
MIST - CLARION GLOBAL REAL ESTATE - CLASS A
(FORMERLY MIST - NEUBERGER BERMAN REAL ESTATE)
   05/01/2005    to    12/31/2005                 18.16     20.89       577,966
   01/01/2006    to    12/31/2006                 20.89     28.41       408,587
   01/01/2007    to    12/31/2007                 28.41     23.87       273,519
   01/01/2008    to    12/31/2008                 23.87     13.76       227,187
   01/01/2009    to    12/31/2009                 13.76     18.33       202,708
--------------------------------------------------------------------------------
MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
   04/30/1996    to    12/31/1996                 10.00     11.33     1,389,606
   01/01/1997    to    12/31/1997                 11.33     14.89     1,473,929
   01/01/1998    to    12/31/1998                 14.89     19.43     4,178,035
   01/01/1999    to    12/31/1999                 19.43     22.55    10,050,149
   01/01/2000    to    12/31/2000                 22.55     19.66    10,667,988
   01/01/2001    to    12/31/2001                 19.66     17.18     9,604,542
   01/01/2002    to    12/31/2002                 17.18     12.71     7,712,034
   01/01/2003    to    04/25/2003                 12.71     13.03     7,219,008
--------------------------------------------------------------------------------
MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
   04/30/1996    to    12/31/1996                 10.21     10.97     1,306,892
   01/01/1997    to    12/31/1997                 10.97     11.46     5,440,592
   01/01/1998    to    12/31/1998                 11.46     12.89     7,309,325
   01/01/1999    to    12/31/1999                 12.89     16.33     7,578,951
   01/01/2000    to    12/31/2000                 16.33     13.41     7,802,123
   01/01/2001    to    12/31/2001                 13.41     10.54     6,798,044
   01/01/2002    to    12/31/2002                 10.54      8.69     5,234,918
   01/01/2003    to    04/25/2003                  8.69      8.33     4,859,536
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   04/30/1996    to    12/31/1996                      9.90     10.37       508,830
   01/01/1997    to    12/31/1997                     10.37     11.16     1,433,081
   01/01/1998    to    12/31/1998                     11.16     11.91     3,323,343
   01/01/1999    to    12/31/1999                     11.91     11.57     7,608,610
   01/01/2000    to    12/31/2000                     11.57     12.71     6,709,012
   01/01/2001    to    12/31/2001                     12.71     13.41     6,655,731
   01/01/2002    to    12/31/2002                     13.41     14.41     6,096,575
   01/01/2003    to    12/31/2003                     14.41     14.78     5,085,444
   01/01/2004    to    11/19/2004                     14.78     15.20     4,107,037
------------------------------------------------------------------------------------
MIST - J.P. MORGAN SELECT EQUITY - CLASS A
   04/30/1996    to    12/31/1996                     10.08     10.84     2,044,523
   01/01/1997    to    12/31/1997                     10.84     14.05     6,903,606
   01/01/1998    to    12/31/1998                     14.05     16.99    10,544,818
   01/01/1999    to    12/31/1999                     16.99     18.38    12,271,286
   01/01/2000    to    12/31/2000                     18.38     17.00    12,047,555
   01/01/2001    to    12/31/2001                     17.00     15.75    10,844,584
   01/01/2002    to    12/31/2002                     15.75     11.55     8,484,458
   01/01/2003    to    12/31/2003                     11.55     15.21     7,250,220
   01/01/2004    to    11/19/2004                     15.21     16.41     5,985,944
------------------------------------------------------------------------------------
MIST - LARGE CAP RESEARCH - CLASS A
   01/01/1997    to    12/31/1997                     10.00      9.90       124,559
   01/01/1998    to    12/31/1998                      9.90     11.83     1,094,920
   01/01/1999    to    12/31/1999                     11.83     14.64     2,260,424
   01/01/2000    to    12/31/2000                     14.64     16.25     2,796,457
   01/01/2001    to    02/09/2001                     16.25     16.10     2,874,281
------------------------------------------------------------------------------------
MIST - LAZARD MID CAP PORTFOLIO - CLASS A
   04/30/2007    to    12/31/2007                     17.00     15.12     1,481,882
   01/01/2008    to    12/31/2008                     15.12      9.22     1,269,327
   01/01/2009    to    12/31/2009                      9.22     12.47     1,087,725
------------------------------------------------------------------------------------
MIST - LEGG MASON AGGRESSIVE GROWTH PORTFOLIO - CLASS A
   05/01/2004    to    12/31/2004                      9.08      9.89     3,095,338
   01/01/2005    to    12/31/2005                      9.89     11.10     2,310,326
   01/01/2006    to    12/31/2006                     11.10     10.77     1,691,832
   01/01/2007    to    12/31/2007                     10.77     10.90     1,229,428
   01/01/2008    to    12/31/2008                     10.90      6.56     1,036,196
   01/01/2009    to    12/31/2009                      6.56      8.63       934,701
------------------------------------------------------------------------------------
MIST - LEGG MASON VALUE EQUITY PORTFOLIO - CLASS B
   05/01/2006    to    12/31/2006                     10.42     11.17         3,235
   01/01/2007    to    12/31/2007                     11.17     10.36         6,018
   01/01/2008    to    12/31/2008                     10.36      4.64         5,072
   01/01/2009    to    12/31/2009                      4.64      6.31         9,821
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MIST - LORD ABBETT AMERICA'S VALUE - CLASS B
         05/01/2004    to    12/31/2004     12.32     13.92       611,462
         01/01/2005    to    12/31/2005     13.92     14.27       765,591
         01/01/2006    to    12/31/2006     14.27     16.15       340,148
         01/01/2007    to    04/27/2007     16.15     17.21             0
      --------------------------------------------------------------------
      MIST - LORD ABBETT BOND DEBENTURE - CLASS A
         01/01/2000    to    12/31/2000     13.77     13.68    10,379,151
         01/01/2001    to    12/31/2001     13.68     14.00     9,987,878
         01/01/2002    to    12/31/2002     14.00     13.76     9,082,056
         01/01/2003    to    12/31/2003     13.76     16.21     8,247,095
         01/01/2004    to    12/31/2004     16.21     17.33     6,997,284
         01/01/2005    to    12/31/2005     17.33     17.40     5,920,743
         01/01/2006    to    12/31/2006     17.40     18.77     4,549,243
         01/01/2007    to    12/31/2007     18.77     19.77     3,650,480
         01/01/2008    to    12/31/2008     19.77     15.91     2,930,362
         01/01/2009    to    12/31/2009     15.91     21.51     2,443,195
      --------------------------------------------------------------------
      MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
         08/19/1997    to    12/31/1997     10.00     10.53       148,658
         01/01/1998    to    12/31/1998     10.53     11.07     1,342,201
         01/01/1999    to    12/31/1999     11.07     14.45     2,153,899
         01/01/2000    to    12/31/2000     14.45     11.57     3,364,546
         01/01/2001    to    12/31/2001     11.57     10.63     3,007,893
         01/01/2002    to    12/31/2002     10.63      7.44     2,431,192
         01/01/2003    to    04/25/2003      7.44      7.48     2,306,133
      --------------------------------------------------------------------
      MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
         01/01/2000    to    12/31/2000     39.46     44.62    19,739,469
         01/01/2001    to    12/31/2001     44.62     41.48    19,653,991
         01/01/2002    to    12/31/2002     41.48     33.56    17,487,100
         01/01/2003    to    12/31/2003     33.56     43.37    18,337,534
         01/01/2004    to    12/31/2004     43.37     48.29    17,755,836
         01/01/2005    to    12/31/2005     48.29     49.37    14,382,114
         01/01/2006    to    12/31/2006     49.37     57.47    10,701,249
         01/01/2007    to    12/31/2007     57.47     58.94     8,534,977
         01/01/2008    to    12/31/2008     58.94     37.08     6,910,389
         01/01/2009    to    12/31/2009     37.08     43.39     5,838,240
      --------------------------------------------------------------------
      MIST - LORD ABBETT MID CAP VALUE - CLASS A
         01/01/2000    to    12/31/2000     10.88     16.40     3,377,783
         01/01/2001    to    12/31/2001     16.40     17.48     3,949,594
         01/01/2002    to    12/31/2002     17.48     15.63     4,352,632
         01/01/2003    to    12/31/2003     15.63     19.45     4,295,222
         01/01/2004    to    12/31/2004     19.45     23.94     4,370,738
         01/01/2005    to    12/31/2005     23.94     25.56     3,683,994
         01/01/2006    to    12/31/2006     25.56     28.35     2,673,192
         01/01/2007    to    12/31/2007     28.35     28.21     2,119,334
         01/01/2008    to    12/31/2008     28.21     17.06     1,636,076
         01/01/2009    to    12/31/2009     17.06     21.34     1,341,827
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AUV AT    AUV AT   ACCUM. UNITS
                                                   BEGINNING    END       END OF
                                                   OF PERIOD OF PERIOD    PERIOD
-----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   01/01/1998    to    12/31/1998                    13.49     12.58    5,532,610
   01/01/1999    to    12/31/1999                    12.58     17.93    5,435,852
   01/01/2000    to    12/31/2000                    17.93     15.82    5,473,303
   01/01/2001    to    12/31/2001                    15.82     14.28    4,744,773
   01/01/2002    to    12/31/2002                    14.28     11.12    3,725,339
   01/01/2003    to    12/31/2003                    11.12     14.12    3,095,716
   01/01/2004    to    12/31/2004                    14.12     16.50    2,474,085
   01/01/2005    to    12/31/2005                    16.50     17.91    1,914,223
   01/01/2006    to    12/31/2006                    17.91     20.29    1,464,477
   01/01/2007    to    04/27/2007                    20.29     22.09            0
-----------------------------------------------------------------------------------
MIST - MFS(R) EMERGING MARKETS EQUITY - CLASS A
   04/28/2008    to    12/31/2008                    23.84     10.96      258,779
   01/01/2009    to    12/31/2009                    10.96     18.28      235,154
-----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                    10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                    13.28     15.69    3,605,317
   01/01/2005    to    12/31/2005                    15.69     18.07    3,955,480
   01/01/2006    to    12/31/2006                    18.07     22.62    3,042,974
   01/01/2007    to    12/31/2007                    22.62     25.35    2,410,788
   01/01/2008    to    12/31/2008                    25.35     14.44    2,005,101
   01/01/2009    to    12/31/2009                    14.44     18.80    1,702,107
-----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                     9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                    10.24     10.60    3,198,574
   01/01/2006    to    12/31/2006                    10.60     11.27    2,299,212
   01/01/2007    to    12/31/2007                    11.27     12.72    1,664,715
   01/01/2008    to    12/31/2008                    12.72      6.80    1,409,365
   01/01/2009    to    12/31/2009                     6.80      9.65    1,241,343
-----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS B
   05/01/2005    to    12/31/2005                     7.95      8.63    1,490,314
   01/01/2006    to    12/31/2006                     8.63      9.16       25,588
   01/01/2007    to    12/31/2007                     9.16     10.32       70,781
   01/01/2008    to    12/31/2008                    10.32      5.50       90,842
   01/01/2009    to    12/31/2009                     5.50      7.80      115,318
-----------------------------------------------------------------------------------
MIST - PIONEER FUND - CLASS A
   05/04/2009    to    12/31/2009                     7.65      9.40    3,133,665
-----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        AUV AT    AUV AT   ACCUM. UNITS
                                                       BEGINNING    END       END OF
                                                       OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------------
MIST - PIONEER FUND - CLASS A
(FORMERLY MSF-CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
   05/01/2003    to    12/31/2003                         8.45     10.63      227,428
   01/01/2004    to    12/31/2004                        10.63     11.45    8,961,130
   01/01/2005    to    12/31/2005                        11.45     11.95    7,043,342
   01/01/2006    to    12/31/2006                        11.95     12.97    5,461,828
   01/01/2007    to    12/31/2007                        12.97     12.78    4,344,903
   01/01/2008    to    12/31/2008                        12.78      7.53    3,620,341
---------------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                        11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                        12.21     12.34    4,580,153
   01/01/2006    to    12/31/2006                        12.34     12.75    3,735,873
   01/01/2007    to    12/31/2007                        12.75     13.56    3,119,436
   01/01/2008    to    12/31/2008                        13.56     13.46    2,744,292
   01/01/2009    to    12/31/2009                        13.46     15.71    2,674,918
---------------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                        10.00     10.48      956,701
   01/01/2006    to    12/31/2006                        10.48     11.99      383,654
   01/01/2007    to    12/31/2007                        11.99     11.53      445,777
   01/01/2008    to    12/31/2008                        11.53      7.28      388,974
   01/01/2009    to    12/31/2009                         7.28      9.09      364,382
---------------------------------------------------------------------------------------
MIST - VAN KAMPEN MID CAP GROWTH PORTFOLIO - CLASS A
   05/01/2001    to    12/31/2001                         9.64      8.83       85,446
   01/01/2002    to    12/31/2002                         8.83      6.60      254,179
   01/01/2003    to    12/31/2003                         6.60      8.87    2,811,310
   01/01/2004    to    12/31/2004                         8.87      9.87    2,401,597
   01/01/2005    to    12/31/2005                         9.87     10.19    1,863,080
   01/01/2006    to    12/31/2006                        10.19     10.92    1,465,142
   01/01/2007    to    12/31/2007                        10.92     13.33    1,149,432
   01/01/2008    to    12/31/2008                        13.33      7.01      929,875
   01/01/2009    to    12/31/2009                         7.01     10.91      796,819
---------------------------------------------------------------------------------------
MSF - ARTIO INTERNATIONAL STOCK - CLASS A
(FORMERLY JULIUS BAER INTERNATIONAL STOCK)
   09/11/2000    to    12/31/2000                        10.00      9.41       21,346
   01/01/2001    to    12/31/2001                         9.41      7.37       54,113
   01/01/2002    to    12/31/2002                         7.37      5.99       44,695
   01/01/2003    to    12/31/2003                         5.99      7.57       34,170
   01/01/2004    to    12/31/2004                         7.57      8.82       49,871
   01/01/2005    to    12/31/2005                         8.82     10.26       39,486
   01/01/2006    to    12/31/2006                        10.26     11.79       33,115
   01/01/2007    to    12/31/2007                        11.79     12.83       23,519
   01/01/2008    to    12/31/2008                        12.83      7.07       21,916
   01/01/2009    to    12/31/2009                         7.07      8.51       22,180
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      MSF - BLACKROCK BOND INCOME - CLASS A
         05/01/2004    to    12/31/2004     45.55     47.26      208,616
         01/01/2005    to    12/31/2005     47.26     47.73      204,201
         01/01/2006    to    12/31/2006     47.73     49.15      159,816
         01/01/2007    to    12/31/2007     49.15     51.51      141,190
         01/01/2008    to    12/31/2008     51.51     49.05      115,929
         01/01/2009    to    12/31/2009     49.05     52.95       97,613
      --------------------------------------------------------------------
      MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
         05/04/2009    to    12/31/2009      1.00      1.14    3,926,374
      --------------------------------------------------------------------
      MSF - BLACKROCK MONEY MARKET - CLASS A
         01/01/2003    to    12/31/2003     10.00      9.96    2,218,170
         01/01/2004    to    12/31/2004      9.96      9.91    2,068,226
         01/01/2005    to    12/31/2005      9.91     10.06    1,455,551
         01/01/2006    to    12/31/2006     10.06     10.40    1,358,206
         01/01/2007    to    12/31/2007     10.40     10.77    1,450,986
         01/01/2008    to    12/31/2008     10.77     10.92    1,712,270
         01/01/2009    to    12/31/2009     10.92     10.82    1,237,423
      --------------------------------------------------------------------
      MSF - DAVIS VENTURE VALUE - CLASS A
         05/01/2003    to    12/31/2003     22.55     28.43       62,347
         01/01/2004    to    12/31/2004     28.43     31.50       96,358
         01/01/2005    to    12/31/2005     31.50     34.26      144,107
         01/01/2006    to    12/31/2006     34.26     38.72      155,618
         01/01/2007    to    12/31/2007     38.72     39.92      136,573
         01/01/2008    to    12/31/2008     39.92     23.88      127,801
         01/01/2009    to    12/31/2009     23.88     31.07      121,196
      --------------------------------------------------------------------
      MSF - JENNISON GROWTH - CLASS A
         05/01/2005    to    12/31/2005      4.16      5.01       68,816
         01/01/2006    to    12/31/2006      5.01      5.08       50,716
         01/01/2007    to    12/31/2007      5.08      5.59       26,367
         01/01/2008    to    12/31/2008      5.59      3.51       22,613
         01/01/2009    to    12/31/2009      3.51      4.84       20,402
      --------------------------------------------------------------------
      MSF - JENNISON GROWTH - CLASS B
         05/01/2004    to    12/31/2004      9.64     10.48    1,028,049
         01/01/2005    to    12/31/2005     10.48     11.73    1,242,714
         01/01/2006    to    12/31/2006     11.73     11.86      130,351
         01/01/2007    to    12/31/2007     11.86     13.03       98,544
         01/01/2008    to    12/31/2008     13.03      8.15       64,311
         01/01/2009    to    12/31/2009      8.15     11.22       55,256
      --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
MSF - MET/PUTNAM VOYAGER - CLASS A
   09/11/2000    to    12/31/2000                 10.00      7.34       22,721
   01/01/2001    to    12/31/2001                  7.34      5.01      109,052
   01/01/2002    to    12/31/2002                  5.01      3.51       85,734
   01/01/2003    to    12/31/2003                  3.51      4.36       86,409
   01/01/2004    to    12/31/2004                  4.36      4.51       75,528
   01/01/2005    to    04/29/2005                  4.51      4.15       73,488
--------------------------------------------------------------------------------
MSF - MET/PUTNAM VOYAGER - CLASS B
   05/01/2003    to    12/31/2003                 10.00     11.73       62,193
   01/01/2004    to    12/31/2004                 11.73     12.11       91,991
   01/01/2005    to    04/29/2005                 12.11     11.14      103,021
--------------------------------------------------------------------------------
MSF - MFS TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                 34.25     38.42       64,286
   01/01/2004    to    12/31/2004                 38.12     42.15      110,572
   01/01/2005    to    12/31/2005                 42.15     42.86      117,288
   01/01/2006    to    12/31/2006                 42.86     47.43      104,400
   01/01/2007    to    12/31/2007                 47.43     48.81       97,479
   01/01/2008    to    12/31/2008                 48.81     37.47       80,014
   01/01/2009    to    12/31/2009                 37.47     43.82       85,117
--------------------------------------------------------------------------------
MSF - OPPENHEIMER GLOBAL EQUITY - CLASS B
   05/01/2005    to    12/31/2005                 14.37     16.82       68,042
   01/01/2006    to    12/31/2006                 16.82     19.30      103,679
   01/01/2007    to    12/31/2007                 19.30     20.23      122,560
   01/01/2008    to    12/31/2008                 20.23     11.86      115,357
   01/01/2009    to    12/31/2009                 11.86     16.34      110,790
--------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                 12.24     12.86    1,154,265
   01/01/2006    to    12/31/2006                 12.86     14.37    1,056,525
   01/01/2007    to    12/31/2007                 14.37     15.51      838,882
   01/01/2008    to    12/31/2008                 15.51      8.89      742,579
   01/01/2009    to    12/31/2009                  8.89     12.57      721,418
--------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 12.53     13.38      361,121
   01/01/2005    to    12/31/2005                 13.38     14.64      330,601
   01/01/2006    to    12/31/2006                 14.64     15.00      291,424
   01/01/2007    to    12/31/2007                 15.00     16.25      309,116
   01/01/2008    to    12/31/2008                 16.25     10.22      279,597
   01/01/2009    to    12/31/2009                 10.22     14.01      237,620
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND
OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                19.04     20.23       69,596
   01/01/2005    to    12/31/2005                20.23     20.52       67,853
   01/01/2006    to    12/31/2006                20.52     21.26       55,301
   01/01/2007    to    12/31/2007                21.26     21.80       46,044
   01/01/2008    to    12/31/2008                21.80     18.27       42,983
   01/01/2009    to    12/31/2009                18.27     23.82       44,304
-------------------------------------------------------------------------------
OPPENHEIMER BOND FUND/VA
(NOW MSF BLACKROCK BOND INCOME)
   01/01/1998    to    12/31/1998                10.00     10.53      401,990
   01/01/1999    to    12/31/1999                10.53     10.23    1,030,539
   01/01/2000    to    12/31/2000                10.23     10.70    1,183,539
   01/01/2001    to    12/31/2001                10.70     11.37    1,161,929
   01/01/2002    to    12/31/2002                11.37     12.23    1,151,840
   01/01/2003    to    12/31/2003                12.23     12.88      942,696
   01/01/2004    to    04/30/2004                12.88     12.87      907,918
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.23       97,161
   01/01/1999    to    12/31/1999                12.23     17.09      436,692
   01/01/2000    to    12/31/2000                17.09     16.81      721,879
   01/01/2001    to    12/31/2001                16.81     14.49      772,904
   01/01/2002    to    12/31/2002                14.49     10.45      643,117
   01/01/2003    to    12/31/2003                10.45     13.50      685,140
   01/01/2004    to    12/31/2004                13.50     14.23      535,465
   01/01/2005    to    04/29/2005                14.23     13.50      505,314
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA
   01/01/1998    to    12/31/1998                10.00      9.89       78,513
   01/01/1999    to    12/31/1999                 9.89     10.17      238,266
   01/01/2000    to    12/31/2000                10.17      9.66      294,225
   01/01/2001    to    12/31/2001                 9.66      9.71      298,630
   01/01/2002    to    12/31/2002                 9.71      9.35      272,760
   01/01/2003    to    12/31/2003                 9.35     11.42      275,782
   01/01/2004    to    04/30/2004                11.42     11.56      231,643
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                             AUV AT    AUV AT   ACCUM. UNITS
                                            BEGINNING    END       END OF
                                            OF PERIOD OF PERIOD    PERIOD
    ------------------------------------------------------------------------
    OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND/VA
       01/01/1998    to    12/31/1998         10.00     10.33      284,830
       01/01/1999    to    12/31/1999         10.33     12.39      618,771
       01/01/2000    to    12/31/2000         12.39     11.15    1,218,285
       01/01/2001    to    12/31/2001         11.15      9.88    1,357,695
       01/01/2002    to    12/31/2002          9.88      7.91    1,030,883
       01/01/2003    to    12/31/2003          7.91      9.88      955,112
       01/01/2004    to    04/30/2004          9.88      9.89      930,357
    ------------------------------------------------------------------------
    OPPENHEIMER STRATEGIC BOND FUND/VA
       01/01/1998    to    12/31/1998         10.00     10.15      107,869
       01/01/1999    to    12/31/1999         10.15     10.29      306,527
       01/01/2000    to    12/31/2000         10.29     10.42      364,302
       01/01/2001    to    12/31/2001         10.42     10.77      338,891
       01/01/2002    to    12/31/2002         10.77     11.41      299,605
       01/01/2003    to    12/31/2003         11.41     13.29      260,052
       01/01/2004    to    04/30/2004         13.29     13.24      235,162
    ------------------------------------------------------------------------
    PUTNAM VT EQUITY INCOME - CLASS IB
       05/01/2003    to    12/31/2003         10.00     12.04       79,685
       01/01/2004    to    12/31/2004         12.04     13.27      179,474
       01/01/2005    to    12/31/2005         13.27     13.81      226,591
       01/01/2006    to    12/31/2006         13.81     16.18      153,076
       01/01/2007    to    12/31/2007         16.18     16.47      134,924
       01/01/2008    to    12/31/2008         16.47     11.18       90,271
       01/01/2009    to    12/31/2009         11.18     14.05       71,901
    ------------------------------------------------------------------------
    PUTNAM VT GROWTH AND INCOME - CLASS IB
       05/01/2003    to    12/31/2003          9.15     11.26      156,210
       01/01/2004    to    12/31/2004         11.26     12.34      143,453
       01/01/2005    to    12/31/2005         12.34     12.80      147,652
       01/01/2006    to    12/31/2006         12.80     14.64       23,282
       01/01/2007    to    12/31/2007         14.64     13.56       19,925
       01/01/2008    to    12/31/2008         13.56      8.20       10,244
       01/01/2009    to    12/31/2009          8.20     10.49        6,125
    ------------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Class A): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (c) Met Investors Series Trust ("MIST") (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) Metropolitan Series Fund, Inc. ("MSF"): Artio International Stock Portfolio (Class B) (closed December 19, 2003); (e) MSF: T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (f) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (g) MSF: Jennison Growth Portfolio (Class B) (closed
May 1, 2005); (h) MIST: Legg Mason Value Equity Portfolio (Class B) (added and closed May 1, 2006); (i) MSF: T. Rowe Price Small Cap Growth Portfolio
(Class A) (added and closed April 30, 2007); (j) MSF: BlackRock Legacy Large Cap Growth Portfolio (added and closed effective May 4, 2009).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class
A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.

Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the
AllianceBernstein Real

Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust; (b) approximately 65% of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust, and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) of the Met Investors Series Trust merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30, 2007) of the Met Investors Series Trust.

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS(R) Total Return Portfolio (Class B) of the Metropolitan Series Fund, Inc., and the MFS(R) Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Initial Class portfolios are available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(R) Index (S&P 500(R)).

GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks to provide capital growth.


Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

TEMPLETON GROWTH SECURITIES FUND

SUBADVISER: Templeton Asset Management Limited

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc.*

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO

SUBADVISER: Artio Global Management, LLC

INVESTMENT OBJECTIVE: Long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

*On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the Subadviser to the Portfolio.

DAVIS VENTURE VALUE PORTFOLIO

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVES: Seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio (Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio (Class B)
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Invesco V.I. International Growth Fund (Series I) 5/1/02
 Templeton Growth Securities Fund (Class 1) 5/1/02
 Templeton Foreign Securities Fund (Class 1) 5/1/03
 T. Rowe Price Mid Cap Growth Portfolio (Class B) 5/1/03
 Artio International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 Jennison Growth Portfolio (Class B) 5/1/05
 Legg Mason Value Equity Portfolio (Class B) 5/1/06
 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 Artio International Stock Portfolio
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*
 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Clarion Global Real Estate Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 DWS Government & Agency Securities VIP (Class A) 5/1/02
 Third Avenue Small Cap Value Portfolio (Class A) 5/1/05
 T. Rowe Price Small Cap Growth Portfolio (Class A) 4/30/07
 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09
--------------------------------------------------------------------------------

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I)

 Invesco V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 Equity-Income Portfolio
 Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio

 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 BlackRock Legacy Large Cap Growth Portfolio (Class A) 5/4/09

*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).